Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Bank balances	3,814,905	4,880,413